Other Receivables (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivables [Abstract]
Receivable from a guarantee customer		$ 3,187,739
Other receivables	678,983	363,664
Less: allowance for credit losses	22,148	5,650
Total other receivables	$ 656,835	$ 3,545,753